Financial Investments - HSBC Holdings, Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Debt securities
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	97,302	88,639
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	21,634	11,757
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	75,668	76,882
Issued by HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	109,284	102,237
Issued by HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	26,194	17,485
Issued by HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	26,194	17,485
Issued by HSBC Holdings | Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	19,508	10,941
Issued by HSBC Holdings | Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 6,686	$ 6,544